N-2 - $ / shares		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key		0000813623
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Total Return Securities Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 4—Capital Share Transactions

The Fund is authorized to issue up to 50 million shares of capital stock. Transactions in capital shares were as follows:

	For the Period Ended		For the Year Ended
	June 30, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Dividends Reinvested	—	$—	—	$—
Rights Offering[1]	—	—	3,983,157	24,103,579
Repurchased through Stock
Repurchase Program (Note 6)	—	—	—	—
Repurchased from Tender Offer[2]	(4,000,000)	(27,240,000)	—	—
Net Increase/(Decrease)	(4,000,000)	$(27,240,000)	3,983,157	$24,103,579

[1]	On December 5, 2025, the Fund’s rights offering to purchase up to 12,990,705 shares of its common stock expired. The total number of shares issued to subscribing rights holders was 3,983,157 at a per share price of $6.07, resulting in gross proceeds to the Fund, before expenses associated with the rights offering, of approximately $24.2 million.
[2]	On January 21, 2026, the Fund accepted for cash purchase 4,000,000 shares of the Fund’s common stock at a price equal to $6.81 per share, which represented 98% of the Fund’s NAV per share of $6.95 as of the regular trading session of the New York Stock Exchange on January 21, 2026. As a result of the purchase of the 4,000,000 shares, the Fund had 12,973,862 shares of common stock outstanding.

Document Period End Date		Jun. 30, 2026
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price	$ 5.94	$ 5.94	$ 6.22	$ 7.49	$ 8.20	$ 7.56	$ 9.94
NAV Per Share	$ 7.42	$ 7.42	$ 6.91	$ 8.94	$ 9.76	$ 8.80	$ 11.50
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Not Held [Shares]	12,973,862